Hedging derivatives - Fair value hedges (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 MXV ( )	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ (117)	$ (363)	$ 23
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ 341	$ 375	$ (105)
Fair value hedges | Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value								$ 1,785					$ 2,863
Fair value hedges | Interest rate risk | Loans and receivables | USD
Hedging derivatives
Nominal Value							$ 18	354				$ 78	1,618
Fair value hedges | Interest rate and foreign exchange risk | Loans and receivables | USD
Hedging derivatives
Nominal Value							4	52				8	99
Fair value hedges | Interest rate and foreign exchange risk | UMS | USD
Hedging derivatives
Nominal Value							67	1,275				50	950
Fair value hedges | Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value					€ 840			17,598		€ 470			9,614
Fair value hedges | Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 3				73
Fair value hedges | Interest rate and foreign exchange risk | PEMEX Bonds | USD
Hedging derivatives
Nominal Value												$ 86	1,118
Fair value hedges | Interest rate and foreign exchange risk | PEMEX Bonds | Euro
Hedging derivatives
Nominal Value					€ 15			251		€ 15			251
Fair value hedges | Interest rate and foreign exchange risk | PEMEX Bonds | Pound sterling
Hedging derivatives
Nominal Value									£ 30				602
Fair value hedges | Interest rate and foreign exchange risk | PEMEX Bonds, One | Pound sterling
Hedging derivatives
Nominal Value				£ 30				602
Fair value hedges | Interest rate and foreign exchange risk | PEMEX Bonds, Two | USD
Hedging derivatives
Nominal Value							$ 76	969
Fair value hedges | Interest rate and inflation risk | UDIBONDS | UDIS
Hedging derivatives
Nominal Value						825		$ 3,860			825		$ 3,860